UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number___811-22300________________________________________________

___________________________________Growth Capital Portfolio, LLC______________________________
(Exact name of registrant as specified in charter)

GenSpring Family Offices, LLC 3801 PGA Blvd. Suite 555 Palm Beach Gardens, FL 33410
(Address of principal executive offices)	(Zip code)

Suzanne Carlisle
GenSpring Family Offices, LLC
3801 PGA Blvd, Suite 555
Palm Beach Gardens, FL 33410
(Name and address of agent for service)

Registrant’s telephone number, including area code: _(561) 746-8444___

Date of fiscal year end: _March 31_________________

Date of reporting period: _March 31, 2011__________

EXPLANATORY NOTE:

The Registrant is filing this amendment to its Form N-CSR for the period ended March 31, 2011, originally filed with the Securities and Exchange Commission on June 10, 2011, (Accession Number 0001144204-11-035175) to amend Item 8, “Portfolio Managers of the Master Portfolio” and Item 9, “Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers”. The purpose of the amendment is to remove references to advisory fees based on account performance, as no advisor or portfolio manager compensation is based solely or in part on account performance.  The purpose of the amendment for Item 9 is to correct the amounts of purchases to reflect the purchases of the Growth Capital Portfolio, LLC rather than the purchases of the Growth Capital Master Portfolio, LLC (as originally reported).  Other than the aforementioned changes, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein.

Item 1. Reports to Stockholders.

Growth Capital Portfolio, LLC
(A Limited Liability Company)
Annual Report
March 31, 2011

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Annual Report

March 31, 2011

i

Dear Partners,

We are pleased to enclose the annual report for the Growth Capital Portfolios (“GCP”) for the fiscal year ended March 31, 2011. As always, we appreciate your support and continued investment in the GCP. Assets of the GCP stood at approximately $716 million as of March 31.

As you are aware, we’ve recently undergone a change of leadership in our investment group at GenSpring, and our new leadership is working to enhance our goals-based investment platform. The GCP will continue to be an integral component of our platform, specifically within the non-directional hedge allocation of families’ portfolios. With the GCP, clients are able to benefit from GenSpring’s size through a commingled structure, and obtain access to a diversified portfolio of high quality managers (some of whom are closed to new investment) at a fraction of the cost of other fund-of-funds. The long-term goal of the GCP is to preserve and grow capital over a full market cycle through a broad range of investment strategies. In general, our goal is for the GCP to produce returns with medium to low volatility in most market circumstances and not to match solid equity returns when they occur. It is also designed to avoid extreme negative surprises, with only modest draw-downs during difficult times.

The inception to date return of the GCP Master Portfolio was approximately 9.4% through March 31, 2011, and approximately 5.2% on an annualized basis through the same period, with positive returns in 16 out of 21 months. The GCP’s standard deviation of returns over the same time period has been approximately 4.0%. The GCP continues to invest in five strategies: credit strategies, multi-strategy, global trading, equity strategies, and special situations. Since inception, credit strategies, global trading, equity strategies and multi-strategy have produced positive contributions, while the special situations category has detracted. We acknowledge that recent performance has been disappointing. For the 12 months ended March 31, 2011, the GCP returned 1.83%, which was below the returns of hedge fund-of-funds indices. Performance lagged over this time period for a few reasons. First, with the exception of credit and global trading, manager performance over the time period was disappointing. Equity strategies detracted from performance slightly, and equity market neutral strategies were particularly challenged. While multi-strategy managers were additive to performance, the particular funds in which the GCP has invested underperformed their respective comparable peer groups. Finally, the special situations category has detracted from the GCP’s performance and has represented an opportunity cost due to an illiquid investment in that category.

We are working towards refining the process for the way in which we manage the portfolio, such that we have a more structured portfolio construction process which will allow us to more effectively measure the success of our strategy allocation and manager selection decisions. While these refinements will not guarantee better performance, they should ensure that unsuccessful decisions are more quickly identified and corrective action is taken sooner. We look forward to sharing more details on this process with you in the near future.

Please do not hesitate to contact us with any questions or comments.

Sincerely,

Maria Elena Lagomasino	Jean L.P. Brunel
President, Growth Capital Portfolios	Chief Investment Officer

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Members of the Growth Capital Portfolio, LLC:

We have audited the accompanying statement of assets, liabilities and members’ capital of Growth Capital Portfolio, LLC (the Fund), as of March 31, 2011, and the related statements of operations and cash flows for the year then ended and the statements of changes in members’ capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Growth Capital Portfolio, LLC at March 31, 2011, the results of its operations and cash flows for the year then ended and changes in its members’ capital for each of the two years in the period then ended in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
May 26, 2011

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Statement of Assets, Liabilities and Members’ Capital
March 31, 2011

Assets
Investment in the Master Portfolio, at fair value	$672,350,201
Receivable from the Master Portfolio	5,650,705
Prepaid contributions to the Master Portfolio	1,000,000
Total assets	$679,000,906
Liabilities and Members’ Capital
Contributions received in advance	$1,000,000
Withdrawals payable	5,650,705
Accounts payable and accrued expenses	100,108
Total liabilities	6,750,813
Members’ capital	672,250,093
Total liabilities and members’ capital	$679,000,906

See accompanying notes to financial statements.

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Statement of Operations
For the Year Ended March 31, 2011

Net investment loss allocated from the Master Portfolio:
Dividend income	$476,041
Interest income	15,749
Other income	14,552
Expenses	(1,428,868)
Net investment loss allocated from the Master Portfolio	(922,526)
Income of the Growth Portfolio:
Interest income	370
Expenses of the Growth Portfolio:
Audit fees	16,500
Registration and filing fees	18,527
Tax fees	79,516
Other expenses	17,061
Total expenses of the Growth Portfolio	131,604
Net loss of the Growth Portfolio	(131,234)
Net investment loss of the Growth Portfolio	(1,053,760)
Net realized and unrealized gain (loss) from investments allocated from the Master Portfolio:
Net realized gain from investments	18,012,751
Change in unrealized appreciation/depreciation from investments	(4,067,971)
Net realized and unrealized gain from investments allocated from the Master Portfolio	13,944,780
Net increase in members’ capital resulting from operations	$12,891,020

See accompanying notes to financial statements.

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Statements of Changes in Members’ Capital

Year Ended March 31, 2011
Members’ capital at March 31, 2010	$705,580,561
Increase (decrease) from members’ capital transactions:
Contributions	97,395,332
Withdrawals	(143,616,820)
Net decrease in members’ capital resulting from capital transactions	(46,221,488)
Increase in members’ capital resulting from operations:
Net investment loss	(1,053,760)
Net realized gain from investments	18,012,751
Change in unrealized appreciation/depreciation from investments	(4,067,971)
Net increase in members’ capital resulting from operations	12,891,020
Members’ capital at March 31, 2011	$672,250,093

Period Ended March 31, 2010*
Members’ capital at July 1, 2009	$—
Increase (decrease) from members’ capital transactions:
Contributions received in-kind	518,019,671
Contributions	159,653,110
Withdrawals	(18,459,384)
Net increase in members’ capital resulting from capital transactions	659,213,397
Increase in members’ capital resulting from operations:
Net investment loss	(1,632,277)
Net realized loss from investments	(4,305,601)
Change in unrealized appreciation/depreciation from investments	52,305,042
Net increase in members’ capital resulting from operations	46,367,164
Members’ capital at March 31, 2010	$705,580,561

*	Growth Capital Portfolio, LLC commenced operations on July 1, 2009.

See accompanying notes to financial statements.

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Statement of Cash Flows
For the Year Ended March 31, 2011

Cash flows from operating activities:
Net increase in members’ capital resulting from operations	$12,891,020
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash provided by operating activities:
Amortization of offering costs	403
Net investment loss allocated from the Master Portfolio	922,526
Net realized and unrealized gain from investments allocated from the Master Portfolio	(13,944,780)
Payments for contributions to the Master Portfolio	(97,395,733)
Proceeds from withdrawals from the Master Portfolio	143,800,607
Increase in receivable from the Master Portfolio	(4,477,056)
Decrease in prepaid contributions to the Master Portfolio	13,462,800
Decrease in interest receivable	37
Decrease in accounts payable and accrued expenses	(52,592)
Net cash provided by operating activities	55,207,232
Cash flows from financing activities:
Proceeds from contributions	83,932,532
Payments for withdrawals	(139,139,764)
Net cash used in financing activities	(55,207,232)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

See accompanying notes to financial statements.

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements
March 31, 2011

(1) Organization

Growth Capital Portfolio, LLC (the “Growth Portfolio”) is a limited liability company organized under the laws of the State of Delaware on May 1, 2009. The Growth Portfolio is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Growth Portfolio was created primarily to serve as a feeder fund for Growth Capital Master Portfolio, LLC (the “Master Portfolio”). For convenience, reference to the Growth Portfolio may include the Master Portfolio, as the context requires.

Under Delaware law and the Growth Portfolio Limited Liability Company Agreement (the “LLC Agreement”), each member will be liable for the debts, obligations and liabilities of the Growth Portfolio only to the extent of any contributions to the capital of the Growth Portfolio (plus any accretions in value thereto) and a member, in the sole discretion of the Board (as hereinafter defined), may be obligated to return to the Growth Portfolio amounts distributed to the member in accordance with the LLC Agreement in certain circumstances where after giving effect to the distribution, certain liabilities of the Growth Portfolio exceed the fair market value of the Growth Portfolio’s assets.

The Growth Portfolio’s investment objective is to achieve growth of capital. The Growth Portfolio seeks to achieve its investment objective by investing substantially all of its assets in the Master Portfolio, which allocates assets by investing in a diversified portfolio of private investment companies, typically referred to as hedge funds, and closed-end investment companies (each an “Investment Vehicle” and collectively “Investment Vehicles”), open-end registered investment companies, exchange-traded funds, and segregated managed accounts. The Master Portfolio may also invest directly in equity securities, fixed income securities, mortgage-backed and asset-backed securities, foreign investments and derivatives. The Master Portfolio’s Financial Statements, included elsewhere in this report, are an integral part of the Growth Portfolio’s Financial Statements and should be read in conjunction with this report. The percentage of the Master Portfolio’s member interests owned by the Growth Portfolio on March 31, 2011 was 93.88%.

The Board of Directors (the “Board”) has overall responsibility for the management and supervision of the operations of the Growth Portfolio. Under the supervision of the Board, GenSpring Family Offices, LLC (“GenSpring”), a Florida limited liability company and majority-owned subsidiary of SunTrust Banks, Inc. (a financial holding company), oversees the management of the day-to-day operations of the Growth Portfolio.

GenSpring is the managing member of, and adviser to, the Growth Portfolio (the “Managing Member” or “Adviser”). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Under an investment advisory agreement with the Growth Portfolio (the “Advisory Agreement”), the Adviser is responsible for developing, implementing, and supervising the Growth Portfolio’s investment program, under the supervision of the Board.

Under the Growth Portfolio’s organizational documents and private placement memorandum (“PPM”), the Growth Portfolio’s officers and directors and the Adviser are indemnified against certain liabilities arising out of the performance of their duties and responsibilities with respect to the Growth Portfolio. In the normal course of business, the Growth Portfolio enters into contracts with service providers, which also provide for indemnifications by the Growth Portfolio for certain liabilities arising out of their duties and responsibilities for the Growth Portfolio. The Growth Portfolio’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Growth Portfolio. However, based on experience, the Growth Portfolio expects the risk of loss to be remote. In addition, the Growth Portfolio has purchased a Directors and Officers/Errors and Omissions insurance policy, which provides coverage for certain liabilities arising out of the performance of the Growth Portfolio’s officers and directors duties and responsibilities for the Growth Portfolio, subject to various exclusions. The Adviser also has similar insurance coverage for its errors and omissions and other liabilities arising out of its duties and responsibilities for the Growth Portfolio.

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

(2) Summary of Significant Accounting Policies and Practices

(a) Basis of Accounting

The accounting and reporting policies of the Growth Portfolio conform with U.S. generally accepted accounting principles (“GAAP”).

(b) Cash Equivalents

The Growth Portfolio considers all unpledged temporary cash with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) Investment Securities Transactions

The Growth Portfolio records securities transactions on a trade-date basis.

The Growth Portfolio records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Portfolio.

(d) Valuation of Investments

The valuation of the Growth Portfolio’s investments is determined on the last business day of each month by the Growth Portfolio’s Valuation Committee. The valuation procedures of the Growth Portfolio with respect to the valuation of its underlying investments are considered by the Valuation Committee that was established to determine the valuation of the Growth Portfolio’s underlying investments. The Growth Portfolio invests substantially all of its assets in the Master Portfolio. The investment of the Growth Portfolio equals its proportionate amount of the total net members’ capital of the Master Portfolio.

Valuation of the investments held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Financial Statements included elsewhere in this report.

(e) Fair Value Measurements

The Growth Portfolio records its investment in the Master Portfolio at fair value. Investments of the Master Portfolio are recorded at fair value as more fully discussed in the Master Portfolio’s Notes to Financial Statements.

(f) Investment Income

Dividend income is recorded on the ex-dividend date, net of withholding taxes (where applicable). Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts, respectively.

(g) Expenses

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Growth Portfolio bears all expenses incurred in its business, directly or indirectly through its investment in the Master Portfolio, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Growth Portfolio; administrative expenses and fees, transfer agency expenses and fees, legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Growth Portfolio’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of members; directors fees; all costs with respect to communications to members; transfer taxes and taxes withheld on non-U.S. dividends; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a 12-month period or less from the date they are incurred.

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

(h) Income Taxes

The Growth Portfolio is organized and operated as a limited liability company and is treated as a partnership for federal income tax purposes, and therefore is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual members. Accordingly, no provision for income taxes has been made in the Growth Portfolio’s financial statements.

The Managing Member has evaluated the tax positions expected to be taken in the course of preparing the Growth Portfolio’s tax returns to determine whether the tax position will “more-likely-than-not” be sustained by the Growth Portfolio upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Growth Portfolio are recorded as a tax benefit or expense. For the year ended March 31, 2011, the Growth Portfolio did not recognize any amounts for unrecognized tax benefits. A reconciliation of unrecognized tax benefits is not provided herein, as the beginning and ending amounts are zero, with no interim additions, reductions or settlements. Tax positions taken that remain open under the statute of limitations (generally three years for federal income tax purposes) will be subject to examination by tax authorities.

(i) Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results, including the ultimate amount realized upon the sale of investments valued at fair value, could differ from those estimates, and such differences may be material to the financial statements.

(3) Members’ Capital Accounts

(a) Issuance of Interests

Upon receipt from eligible investors of initial or additional capital contributions to purchase interests in the Growth Portfolio (“Interests”), which contributions are generally accepted as of the first day of each month, the Growth Portfolio issues new Interests. The minimum required initial and additional capital contribution amounts are $100,000 and $50,000, respectively, and all issuances are subject to the receipt of payment in the full amount of the subscription no later than at the close of business on the third business day prior to the applicable subscription date. Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Growth Portfolio issues Interests only in private placement transactions in accordance with Regulation D (or other applicable exemptions under the Securities Act) and similar provisions under state securities laws. No public market exists for Interests, and none is expected to develop. The Growth Portfolio is not required, and does not intend, to hold annual meetings of its members. Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Growth Portfolio’s limited liability company agreement and as described in the Growth Portfolio’s PPM. The Growth Portfolio reserves the right to reject any applications for Interests.

The $1,000,000 in Contributions received in advance as of March 31, 2011 represents contributions for Interests received prior to the April 1, 2011 closing.

(b) Allocation of Profits and Losses

Net profits or net losses of the Growth Portfolio, including allocations from the Master Portfolio, are generally allocated among and credited to or debited against the capital accounts of all members as of the last day of each fiscal period in accordance with the members’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the assets of the

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

Growth Portfolio, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or losses are allocated after giving effect for any capital contributions, which generally are made at the beginning of the month, and before any withdrawals of capital.

(c) Repurchase of Interests

From time to time, members have been provided with the opportunity to have all or any portion of their Interests repurchased by the Growth Portfolio pursuant to repurchase offers approved by the Board. Repurchase offers have been made on a semi-annual basis. However, no member has the right to require the Growth Portfolio to repurchase its Interest. Since the Growth Portfolio’s assets are invested in the Master Portfolio, the ability of the Growth Portfolio to have its Interests in the Master Portfolio be repurchased would be subject to the Master Portfolio’s repurchase procedures. In addition, the Growth Portfolio may determine not to conduct a repurchase offer each time the Master Portfolio conducts a repurchase offer. The Board, in its sole discretion, may elect to postpone, suspend or terminate an offer to repurchase Interests. Under the procedures that govern repurchase offers by the Growth Portfolio, there will be a substantial period of time between the date as of which members must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Growth Portfolio.

(4) Investments in Portfolio Securities

As of March 31, 2011, and for the year then ended, all of the investments made by the Growth Portfolio were in the Master Portfolio.

(5) Related Party Transactions and Other Agreements

(a) Investment Advisory Agreement

The Adviser has entered into the Advisory Agreement with the Master Portfolio, effective June 30, 2009. The Advisory Agreement provides that the Adviser is responsible, subject to the supervision of the Board, for formulating a continuing investment program for the Master Portfolio. The Adviser is authorized to make all decisions regarding the Master Portfolio’s purchase and withdrawal of interests in Investment Vehicles.

The Master Portfolio and the Growth Portfolio do not pay the Adviser an investment management fee for services provided by the Adviser. However, the Adviser charges its family office clients a separate individualized fee for providing a variety of investment management services to them. The fee charged to the Adviser’s family office clients is not intended to cover the fees and expenses of the Adviser in providing investment management services to the Growth Portfolio.

(b) Administration Agreement

In consideration for administration, accounting, and recordkeeping services, the Master Portfolio pays Citi Fund Services Ohio, Inc. (the “Administrator”) a monthly administration fee based on the month-end members’ capital of the Master Portfolio. The Master Portfolio is charged at the annual rates of 0.065% on the Master Portfolio members’ capital of up to $500 million, 0.055% on the Master Portfolio members’ capital between the amounts of $500 million and $1 billion and 0.045% on the Master Portfolio members’ capital over $1 billion. The fee is payable monthly in arrears and subject to a $567,000 annual minimum fee. The Administrator also provides the Growth Portfolio with transfer agency and other investor related services at additional costs or for additional fees.

The administration services fees for Growth Portfolio are paid out of the Master Portfolio’s members’ capital, which decreases the net profits or increases the net losses of members in the Growth Portfolio. The total administration and transfer agency fees incurred for the year ended March 31, 2011, as allocated to the Growth Portfolio were $548,571.

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

(c) Compensation of Directors

The Growth Portfolio, Master Portfolio and Growth Capital TEI Portfolio, LLC together pay each of the Directors who is not an “interested person” of any of these companies, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $30,000 ($37,500 for the Board chairman), which is paid quarterly, a fee of $3,000 ($3,700 for the Board chairman and $3,500 for the Audit and Nominating Committee chairman) per regular Board meeting, a fee of $1,500 ($1,875 for the Board chairman) per off-cycle Board meeting, and a fee of $1,500 ($2,000 for the Audit and Nominating Committee chairman) per off-cycle Audit Committee meeting. The Master Portfolio, Growth Portfolio and Growth Capital TEI Portfolio, LLC compensated the Directors $211,500 in meeting and retainer fees for the year ended March 31, 2011.

(6) Indebtedness of the Fund

The Growth Portfolio may borrow money in connection with meeting withdrawal requests. The Growth Portfolio will repay any borrowing incurred using the first available funds, including proceeds from withdrawals from Investment Vehicles or proceeds from the offering of Interests, in order to minimize the interest expense and other borrowing costs. As of March 31, 2011, the Growth Portfolio did not have a credit facility in place.

(7) Financial Highlights

Financial highlights are summarized as follows:

	Year ended March 31, 2011	Period ended March 31, 2010*
Net investment loss to average members’ capital(1)	(0.15)%	(0.33)%
Gross expenses to average members’ capital(1)	0.22%	0.41%
Net expenses to average members’ capital(1)	0.22%	0.41%
Portfolio turnover(2)	13.40%	8.85%
Total return(3)	1.81%	7.43%
Members’ capital, end of period (in 000’s)	$672,250	$705,581

A member’s total return and operating ratios may vary from those reflected based on the timing of capital transactions.

*	Growth Portfolio commenced operations on July 1, 2009.
(1)	Average members’ capital is measured at the end of each month during the period. Ratios include allocations of net investment income (loss) (including expenses) from the Master Portfolio. These ratios have been annualized for periods less than one year.
(2)	The Growth Portfolio is invested exclusively in the Master Portfolio, therefore this ratio reflects the portfolio turnover of the Master Portfolio, which is for the period indicated. This ratio has not been annualized for periods less than one year.
(3)	Calculated as geometrically linked monthly returns for each month in the period. Total returns are not annualized for periods less than one year.

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

(8) Subsequent Events

The Growth Portfolio accepts initial or additional applications for Interests generally as of the first day of the month. There were no investor subscriptions for Interests for May 1, 2011.

Based on the members’ capital of the Master Portfolio, the Adviser recommended to the Board that a tender offer in an amount of up to $94,280,695 of the Growth Portfolio’s members’ capital to those members who elect to tender their Interests prior to the April 21, 2011 expiration date of the June 30, 2011 tender offer. In response to the number of members electing to tender their Interests, the Board approved, at a Special Telephonic Meeting held on April 19 – 20, 2011, to increase the tender offer amount to $208,840,800 of Interests and extend the tender offer to May 5, 2011. A total of 299 requests were received and approximately $212,253,988 of Interests were elected to be tendered.

Management has evaluated events and transactions through the date these financial statements were issued for purposes of recognition or disclosure in these financial statements. Based on this evaluation, no adjustments were required to the financial statements.

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Supplemental Information
March 31, 2011
(Unaudited)

Directors and Officers

The Growth Portfolio’s operations are managed under the direction and oversight of the Board of Directors (the “Board” and each member a “Director”). Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Growth Portfolio who are responsible for the Growth Portfolio’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

The Directors and Officers of the Master Portfolio may also be directors or officers of some or all of the other registered investment companies managed by the Adviser or its affiliates (the “Portfolio Complex”). The address of the Directors and Officers is c/o GenSpring Family Offices, LLC, 3801 PGA Blvd, Suite 555, Palm Beach Gardens, FL 33410. The tables below show, for each Director and Officer, his or her full name, age, present position held with the Master Portfolio, the length of time served in that position, his or her principal occupations during the last five years, the number of portfolios in the Portfolio Complex overseen by the Director, and other directorships held by such Director.

DIRECTORS

Name and Age	Position with the Master Portfolio and Length of Time Served(2)	Principal Occupation(s) in the Past 5 Years	Number of Portfolios in Portfolio Complex(3) Overseen by Director	Other Directorships Held by Director
Interested Director
Jean Brunel(1) (61)	Director, since inception	Managing Principal, Brunel Associates, LLC	3	None.
Non-Interested Directors
Jeffrey M. Biggar (61)	Director and Chairman of the Board, since inception	Managing Director (November 2010 – present) Little Mountain Group, LLC; Chief Operating Officer (2008 – March 2010) Cedar Brook Financial Partners LLC; Retired (2006 – March 2008)	53	None.
George C. Guynn (67)	Director, since inception	Retired. President and Chief Executive Officer (1996 – October 2006) Federal Reserve Bank of Atlanta	53	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods, Inc.; Acuity Brands, Inc.
Sidney E. Harris (61)	Director, since inception	Professor (since 1997) and Dean (1997 – 2004) J. Mack Robinson College of Business, Georgia State University	53	Total System Services, Inc.

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Supplemental Information, continued
March 31, 2011
(Unaudited)

Name and Age	Position with the Master Portfolio and Length of Time Served(2)	Principal Occupation(s) in the Past 5 Years	Number of Portfolios in Portfolio Complex(3) Overseen by Director	Other Directorships Held by Director
Joel Katzman(4) (57)	Director, since inception	Retired. Private consultant (since 2005); President and Chief Executive Officer of J.P. Morgan Alternative Asset Management, Inc. (1995 – 2005)	3	None

(1)	This person’s status as an “interested” director arises from his affiliation with the Adviser.
(2)	The term of office for a Director is indefinite, until he or she resigns, is removed or a successor is elected and qualified.
(3)	The Portfolio Complex consists of the Master Portfolio, the Growth Capital Portfolio, LLC, the Growth Capital TEI Portfolio, LLC and the RidgeWorth Funds.
(4)	Effective April 26, 2011, Mr. Katzman is no longer a director of the Portfolios.

OFFICERS WHO ARE NOT DIRECTORS

Name and Age	Position with Master Portfolio and Length of Time Served	Principal Occupation(s) in the Past 5 Years
Maria Elena (Mel) Lagomasino (61)	President and Chief Executive Officer (since inception)	Chief Executive Officer of the Adviser (since 2005); Prior to that, Chairman and CEO of JP Morgan Private Bank
Martin R. Dean (47)	Treasurer, Chief Financial Officer and Chief Accounting Officer (since inception)	Senior Vice President, Citi Fund Services
Bashir C. Asad (47)	Assistant Treasurer (since November 2010)	Senior Vice President, Citi Fund Services (since 2010); Vice President, Citi Fund Services (2007 to 2010); prior to that, Vice President of Finance, Central Benefits Mutual Insurance Company
V. Suzanne Carlisle (50)	Secretary (since August 2010)	Director of Operational Due Diligence of the Adviser (since 2007); prior to that, Independent Due Diligence Consultant
Daniel J. Igo (40)	Assistant Secretary (since August 2009)	Vice President, Citi Fund Services (since 2007); Legal Services Manager, Citi Fund Services (2004 to 2006)
Frederick J. Schmidt (51)	Chief Compliance Officer (since July 2010)	Director and Chief Compliance Officer, CCO Services, Citi Fund Services (2011 to present); Senior Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services (2004 to 2010)

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Supplemental Information, continued
March 31, 2011
(Unaudited)

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Portfolio as of March 31, 2011.

Asset Class(1)	Fair Value	%
Credit Strategies	$77,489,397	12.07
Equity Strategies	277,595,876	43.26
Global Trading	81,057,264	12.63
Multi-Strategy	173,161,164	26.98
Special Situations	32,525,322	5.06
	$641,829,023	100.00

(1)	The complete list of investments included in the following asset class categories are included in the Schedule of Investments of the Master Portfolio.

Form N-Q Filings

The Growth Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Growth Portfolio’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Growth Portfolio’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Growth Portfolio uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-338-3559; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Growth Portfolio voted proxies relating to portfolio securities during the period ended June 30 is available (i) without charge, upon request, by calling 1-800-338-3559; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Annual Report

March 31, 2011

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Members of Growth Capital Master Portfolio, LLC:

We have audited the accompanying statement of assets, liabilities and members’ capital of Growth Capital Master Portfolio, LLC (the Fund), including the schedule of investments, as of March 31, 2011, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members’ capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodians or management of the underlying investment funds. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Growth Capital Master Portfolio, LLC at March 31, 2011, the results of its operations and its cash flows for the year then ended and the changes in its members’ capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
May 26, 2011

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Statement of Assets, Liabilities and Members’ Capital
March 31, 2011

Assets
Investments in Investment Vehicles, at fair value (cost $569,730,583)	$615,544,207
Investments in Mutual Funds, at fair value (cost $10,362,658)	10,861,856
Investments in Affiliated Mutual Funds, at fair value (cost $12,090,056)	15,422,960
Total investments (cost $592,183,297)	641,829,023
Cash and cash equivalents	42,479,655
Interest receivable	1,165
Receivable from investments sold	29,150,968
Prepaid contributions to Investment Vehicles	10,000,000
Prepaid expenses and other assets	67,430
Total assets	$723,528,241
Liabilities and Members’ Capital
Contributions received in advance	$1,250,003
Withdrawals payable	5,732,522
Administration fees payable	95,485
Accounts payable and accrued expenses	235,927
Total liabilities	7,313,937
Members’ capital	716,213,209
Managing member’s capital	1,095
Total members’ capital	716,214,304
Total liabilities and members’ capital	$723,528,241
Members’ Capital
Represented by:
Net capital contributions	$666,568,578
Accumulated net unrealized appreciation/depreciation from investments and affiliated investment	49,645,726
$716,214,304

See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Schedule of Investments
March 31, 2011

	Acquisition Date	Cost	Shares	Fair Value	% of Members’ Capital
Investments in Investment Vehicles (85.94% of Members’ Capital)
Credit Strategies (9.30% of Members’ Capital)
Distressed Debt
Cygnus Utilities, Infrastructure & Renewables, LLC	9/1/2010	$5,000,000		$5,127,949	0.71%
Long-Short Credit
Brigade Leveraged Capital Structures Fund, LP	7/1/2009	16,513,211		20,542,855	2.87%
Caspian Capital Partners, LP, SIV	7/1/2009	931,675		735,899	0.10%
GSO Special Situations Fund, LP	7/1/2009	6,028,005		8,380,796	1.17%
Litespeed Partners, LP	7/1/2009	8,454,461		12,015,496	1.68%
Mariner Opportunities Fund, LP	7/1/2009	2,525,169		2,590,620	0.36%
Total Long-Short Credit (Cost $34,452,521)				44,265,666
Mortgage Related
Magnetar Structured Credit Fund, LP(1)	1/1/2011	10,000,000		10,209,092	1.43%
Tricadia Distressed and Special Situations Fund, LP(1)	7/1/2009	5,417,756		7,024,834	0.98%
Total Mortgage Related (Cost $15,417,756)				17,233,926
Total Credit Strategies				66,627,541
Equity Strategies (36.60% of Members’ Capital)
Long-Short Asia
Penta Asia Domestic Partners, LP	7/1/2009	16,172,769		12,550,371	1.75%
Long-Short Emerging
Sansar Capital Special Opportunity Fund, LP(1)	7/1/2009	7,079,528		9,929,584	1.39%
Long-Short Global
Orange Capital Domestic I, LP	7/1/2009	18,917,474		21,585,028	3.01%
Long-Short Non-U.S.
The Alphagen Octanis Fund Limited – Class A	7/1/2009	18,602,438	98,888	19,804,799	2.76%
Long-Short U.S.
Greenlight Capital Qualified, LP	7/1/2009	59,835,763		71,456,445	9.98%
P2 Capital Fund, LP	7/1/2009	1,658,687		2,305,744	0.32%
P2 Capital II Fund, LP(2)	7/1/2009	9,162,957		12,606,257	1.76%
Total Long-Short U.S. (Cost $70,657,407)				86,368,446
Low Net Sector
Durban Capital, LP(1)	7/1/2009	5,253,590		5,311,807	0.74%
Low Net U.S.
Axial Capital Institutional, LP(1)	7/1/2009	56,314,302		41,590,689	5.81%
Halcyon Asset Backed Value Fund, LP(1)	9/1/2010	20,000,000		22,242,134	3.11%
Marble Arch QP Partners, LP(1)	7/1/2009	12,122,826		17,990,491	2.51%
Soundpost Capital, LP(1)	7/1/2009	12,698,820		11,313,987	1.58%
Spring Point Opportunity Partners, LP	7/1/2009	13,315,121		13,485,580	1.88%
Total Low Net U.S. (Cost $114,451,069)				106,622,881
Total Equity Strategies				262,172,916
Global Trading (11.32% of Members’ Capital)
Energy
BlueGold Global Fund, LP	7/1/2009	19,606,512		23,178,256	3.24%
Global Macro
Abbey Capital Macro Fund – Class A(1)	10/1/2009	17,500,000	155,080	17,659,176	2.47%
Managed Futures
ACL Alternative Fund Limited	10/1/2009	37,500,000	146,674	40,219,832	5.61%
Total Global Trading				81,057,264
Multi-Strategy (24.18% of Members’ Capital)
D.E. Shaw Composite Fund, LLC	7/1/2009	42,116,119		46,238,365	6.46%
Elliott Associates, LP	7/1/2009	84,184,034		97,968,236	13.68%
Skybridge Capital Partners, LP	7/1/2009	1,208,288		1,212,632	0.17%

See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Schedule of Investments — (continued)
March 31, 2011

	Acquisition Date	Cost	Shares	Fair Value	% of Members’ Capital
Investments in Investment Vehicles – Continued
Multi-Strategy – Continued
Taconic Opportunity Fund, LP	7/1/2009	$23,269,621		$27,741,931	3.87%
Total Multi-Strategy				173,161,164
Special Situations (4.54% of Members’ Capital)
Environmental
Lyrical Calhoun Partners, LP(2)	7/1/2009	36,187,853		30,454,857	4.25%
Mortgage Related
Tourmalet Matawin Fund, LP	7/1/2009	796,235		874,049	0.12%
Private Investment
BI Holdings, LP	7/1/2009	411,784		445,947	0.06%
Fox & Hound Holdings, LP	7/1/2009	945,585		750,469	0.11%
Total Private Investment (Cost $1,357,369)				1,196,416
Total Special Situations				32,525,322
Total Investments in Investment Vehicles (Cost $569,730,583)				615,544,207
Investments in Mutual Funds (3.67% of Members’ Capital)
Credit Strategies (1.52% of Members’ Capital)
Long-Short Credit
Iron Strategic Income Fund(3)			906,666	10,861,856	1.52%
Equity Strategies (2.15% of Members’ Capital)
Fundamental Long Bias
Auer Growth Fund(4)			2,026,670	15,422,960	2.15%
Total Investments in Mutual Funds (Cost $22,452,714)				26,284,816
Total Investments (89.61% of Members’ Capital) (Cost $592,183,297)				641,829,023
Other Assets in Excess of Liabilities (10.39% of Members’ Capital)				74,385,281
Total Members’ Capital (100%)				$716,214,304

For certain Investment Vehicles for which the Master Portfolio has a capital commitment, the Master Portfolio may allocate its pro-rata share of expenses prior to having to fund a capital call for such expenses. As of March 31, 2011, the Master Portfolio had outstanding capital commitments of $2,250,000.

All securities are non-income producing unless noted otherwise.

Refer to Note 5, Investments in Portfolio Securities, for information regarding the liquidity of the Master Portfolio’s investments.

(1)	Investment Vehicles in which ownership by the Master Portfolio exceeds 5%. Refer to Note 5, Investments in Portfolio Securities, for additional information.
(2)	Investment Vehicles in which ownership by the Master Portfolio exceeds 25%. Refer to Note 5, Investments in Portfolio Securities, for additional information.
(3)	Income producing security.
(4)	Affiliated investment. Refer to Note 5, Investments in Portfolio Securities, for additional information.
SIV	Structured Investment Vehicle

See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Statement of Operations
For the Year Ended March 31, 2011

Investment income:
Dividend income	$503,793
Interest income	16,655
Other income	15,453
Total investment income	535,901
Expenses:
Administration fees	577,306
Directors fees	211,500
Audit fees	102,188
Custodian fees	114,620
Insurance expense	269,564
Tax fees	90,283
Other expenses	145,939
Total expenses	1,511,400
Net investment loss	(975,499)
Net realized and unrealized gain (loss) from investments and affiliated investment:
Net realized gain from investments	20,012,208
Net realized loss from affiliated investment	(909,944)
Change in unrealized appreciation/depreciation from investments	(7,451,420)
Change in unrealized appreciation/depreciation from affiliated investment	3,155,126
Net realized and unrealized gain from investments and affiliated investment	14,805,970
Net increase in members’ capital resulting from operations	$13,830,471

See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Statements of Changes in Members’ Capital

	Year Ended March 31, 2011
	Members	Managing Member	Total
Members’ capital at March 31, 2010	$739,205,257	$1,074	$739,206,331
Increase (decrease) from members’ capital transactions:
Contributions	110,136,991	—	110,136,991
Withdrawals	(146,959,489)	—	(146,959,489)
Net decrease in members’ capital from capital transactions	(36,822,498)	—	(36,822,498)
Increase (decrease) in members’ capital resulting from operations:
Net investment loss	(975,499)	—	(975,499)
Net realized gain from investments and affiliated investment	19,102,236	28	19,102,264
Change in unrealized appreciation/depreciation from investments and affiliated investment	(4,296,287)	(7)	(4,296,294)
Net increase in members’ capital resulting from operations	13,830,450	21	13,830,471
Members’ capital at March 31, 2011	$716,213,209	$1,095	$716,214,304

	Period Ended March 31, 2010*
	Members	Managing Member	Total
Members’ capital at July 1, 2009	$—	$—	$—
Increase (decrease) from members’ capital transactions:
Contributions received in-kind	518,960,763	—	518,960,763
Contributions	192,400,645	1,000	192,401,645
Withdrawals	(20,161,657)	—	(20,161,657)
Net increase in members’ capital from capital transactions	691,199,751	1,000	691,200,751
Increase (decrease) in members’ capital resulting from operations:
Net investment loss	(1,485,641)	—	(1,485,641)
Net realized loss from investments	(4,450,792)	(7)	(4,450,799)
Change in unrealized appreciation/depreciation from investments	53,941,939	81	53,942,020
Net increase in members’ capital resulting from operations	48,005,506	74	48,005,580
Members’ capital at March 31, 2010	$739,205,257	$1,074	$739,206,331

*	Growth Capital Master Portfolio, LLC commenced operations on July 1, 2009.

See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Statement of Cash Flows
For the Year Ended March 31, 2011

Cash flows from operating activities:
Net increase in members’ capital resulting from operations	$13,830,471
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(94,236,421)
Proceeds from disposition of investments	183,653,657
Amortization of offering costs	3,095
Net realized gain from investments and affiliated investment	(19,102,264)
Change in unrealized appreciation/depreciation from investments and affiliated investment	4,296,294
Increase in interest receivable	(184)
Decrease in prepaid contributions to Investment Vehicles	19,100,000
Increase in receivable from investments sold	(28,066,217)
Increase in prepaid expenses and other assets	(96)
Decrease in administration fees payable	(41,571)
Decrease in accounts payable and accrued expenses	(66,067)
Net cash provided by operating activities	79,370,697
Cash flows from financing activities:
Proceeds from contributions	93,199,194
Payments for withdrawals	(142,554,617)
Net cash used in financing activities	(49,355,423)
Net increase in cash and cash equivalents	30,015,274
Cash and cash equivalents at beginning of period	12,464,381
Cash and cash equivalents at end of period	$42,479,655

See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements
March 31, 2011

(1) Organization

Growth Capital Master Portfolio, LLC (the “Master Portfolio”) is a limited liability company organized under the laws of the State of Delaware on May 1, 2009. The Master Portfolio is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Portfolio is the master fund in a master-feeder structure in which there are currently two feeder funds that are registered with the SEC under the 1940 Act and one feeder fund that is a limited duration company organized under Cayman law (Growth Capital Cayman Portfolio, LDC) and is used for investments in the Master Portfolio made by non-U.S. investors.

Under Delaware law and the Master Portfolio Limited Liability Company Agreement (the “LLC Agreement”), each member will be liable for the debts, obligations and liabilities of the Master Portfolio only to the extent of any contributions to the capital of the Master Portfolio (plus any accretions in value thereto) and a member, in the sole discretion of the Board (as hereinafter defined), may be obligated to return to the Master Portfolio amounts distributed to the member in accordance with the LLC Agreement in certain circumstances where after giving effect to the distribution, certain liabilities of the Master Portfolio exceed the fair market value of the Master Portfolio’s assets.

The Master Portfolio’s investment objective is to achieve growth of capital. The Master Portfolio seeks to achieve its investment objective by allocating assets and investing in a diversified portfolio of private investment companies, typically referred to as hedge funds, and closed-end investment companies (each an “Investment Vehicle” and collectively, “Investment Vehicles”), open-end registered investment companies, exchange-traded funds, and segregated managed accounts. The Master Portfolio may also invest directly in equity securities, fixed income securities, mortgage-backed and asset-backed securities, foreign investments and derivatives.

The Board of Directors (the “Board”) has overall responsibility for the management and supervision of the operations of the Master Portfolio. Under the supervision of the Board, GenSpring Family Offices, LLC (“GenSpring”), a Florida limited liability company and majority-owned subsidiary of SunTrust Banks, Inc. (a financial holding company), oversees the management of the day-to-day operations of the Master Portfolio.

GenSpring is the managing member of, and adviser to, the Master Portfolio (the “Managing Member” or “Adviser”). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Under an investment advisory agreement with the Master Portfolio (the “Advisory Agreement”), the Adviser is responsible for developing, implementing, and supervising the Master Portfolio’s investment program, under the supervision of the Board.

Under the Master Portfolio’s organizational documents, the Master Portfolio’s officers and directors and the Adviser are indemnified against certain liabilities arising out of the performance of their duties and responsibilities with respect to the Master Portfolio. In the normal course of business, the Master Portfolio enters into contracts with service providers, which also provide for indemnifications by the Master Portfolio for certain liabilities arising out of their duties and responsibilities for the Master Portfolio. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Portfolio. However, based on experience, the Managing Member expects the risk of loss to be remote. In addition, the Master Portfolio has purchased a Directors and Officers/Errors and Omissions insurance policy, which provides coverage for certain liabilities arising out of the performance of the Master Portfolio’s officers and directors duties and responsibilities for the Master Portfolio, subject to various exclusions. The Adviser also has similar insurance coverage for its errors and omissions and other liabilities arising out of its duties and responsibilities for the Master Portfolio.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

(2) Summary of Significant Accounting Policies and Practices

(a) Basis of Accounting

The accounting and reporting policies of the Master Portfolio conform with U.S. generally accepted accounting principles (“GAAP”).

(b) Cash Equivalents

The Master Portfolio considers all unpledged temporary cash with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) Investment Securities Transactions

The Master Portfolio records securities transactions on a trade-date basis.

Generally, the investments in Investment Vehicles are recorded whereby the Master Portfolio records the investment at its acquisition cost and adjusts for additional contributions to or withdrawals from the Investment Vehicles. Distributions from Investment Vehicles, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the characteristics of the distribution if such information is available. In cases where the characteristics of a distribution from an Investment Vehicle are not available, such distribution will be classified as investment income.

Realized gains and losses on investments, including Investment Vehicles, are calculated using the specific lot identification method to determine cost.

(d) Valuation of Investments

The valuation of the Master Portfolio’s investments is determined on the last business day of each month by the Master Portfolio’s Valuation Committee. The valuation procedures of the Master Portfolio with respect to the valuation of its underlying investments are considered by the Valuation Committee that was established to determine the valuation of the Master Portfolio’s underlying investments.

Investments held and valued by the Master Portfolio are as follows:

•	Investment Vehicles — Investments in Investment Vehicles are ordinarily carried at fair value based on the Master Portfolio’s ownership interest in the net asset value of the Investment Vehicle, as provided to the Master Portfolio by the investment managers or the administrators of such Investment Vehicles. These Investment Vehicles value their underlying investments in accordance with policies as described by such Investment Vehicles in their financial statements and operating agreements. Prior to investing in any Investment Vehicle, the Adviser, as part of the due diligence process, conducts a review of the management and operations of that Investment Vehicle. Based on this due diligence review of the Investment Vehicles, the Adviser reasonably believes that valuation policies of the Investment Vehicles in which the Master Portfolio invests require that portfolio securities that are publicly traded or traded through the dealer market are valued at their market value, and that all other securities, including privately placed and otherwise illiquid securities, are valued at their fair value. All of the Master Portfolio’s valuations utilize financial information supplied by each Investment Vehicle and are net of management and estimated performance/incentive fees or allocations payable to the Investment Vehicles’ managers pursuant to the Investment Vehicles’ agreements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

The Adviser will also consider terms and conditions of the Master Portfolio’s agreement with the respective Investment Vehicle and other market considerations that may affect its fair value to determine whether it is appropriate to adjust the reported value to reflect estimated fair value. Generally, the fair value of the Master Portfolio’s interest in an Investment Vehicle will represent the amount that the Adviser believes it could reasonably expect to receive from an Investment Vehicle if the Master Portfolio’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. Because of the inherent uncertainty of valuation, fair value may differ from the value that would have been used had a ready market for the investments in Investment Vehicles existed and such differences may be material.

•	Restricted Securities — All of the Master Portfolio’s investments, except for investments in open-end registered investment companies and exchange-traded funds, are restricted as to resale. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”) or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.
•	Mutual Funds — Investments in open-end investment companies are valued at net asset value.

Investment Vehicles held by the Master Portfolio may utilize various types of investments and investment strategies, including those described below. Although the Master Portfolio did not invest in any investments other than Investment Vehicles and mutual funds during the year ended March 31, 2011, the Master Portfolio is permitted to directly invest in the same types of investments and investment strategies. The discussion below applies to the Investment Vehicles and to the Master Portfolio.

•	Securities Listed on a Securities Exchange or Over-the-Counter Exchanges — In general, the Investment Vehicles value securities at their last sales price on the date of determination, or if no sale occurred on such date, then at their composite “bid” prices for securities held long, or their composite “ask” prices for securities held short. If no such prices are readily available, the securities are valued at fair value as determined in good faith in accordance with procedures approved by the Investment Vehicle.
•	Short Sales — The Investment Vehicles may engage in short sales (selling securities they do not own) as a part of their normal investment activities. The Investment Vehicles incur a loss if the price of the security increases between the date of the short sale and the date on which the Investment Vehicle replaces the borrowed security. The Investment Vehicles realize a gain if the price of the security declines between those dates. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Investment Vehicles.
•	Repurchase Agreements — The Investment Vehicles may purchase securities from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“Repurchase Agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a Repurchase Agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Investment Vehicles have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the Repurchase Agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
•	Reverse Repurchase Agreements — The Investment Vehicles may sell securities to financial institutions, such as banks and broker-dealers, subject to the buyer’s simultaneous agreement to repurchase them at an agreed upon time and price (“Reverse Repurchase Agreement”). These

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

transactions involve a risk that the other party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Vehicles. Reverse Repurchase Agreements also involve the risk that the market value of the portfolio security sold by the Investment Vehicles may decline below the price of the securities the Investment Vehicles are obligated to purchase.
•	Distressed Securities — Certain companies in whose securities the Investment Vehicles may invest could be considered distressed. These companies may be in transition, out of favor, financially leveraged or troubled, potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation.

The companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. A significant portion of the obligations and preferred stock in which the Investment Vehicles may invest may be less than investment grade (commonly referred to as junk bonds), which may result in the Investment Vehicles experiencing greater risks than they would if investing in higher rated instruments, however this also may offer the potential for high returns.

•	Options — Options that are listed or quoted on a securities exchange or traded over-the-counter are valued at the mean between the closing bid and ask prices for such options on the date of determination, or if no such prices were quoted on such date, the mean between the bid and ask prices on the most immediate prior date on which such prices were quoted. Securities which are not so listed or quoted are valued at their last closing bid prices if held long and at their last closing ask prices if held short.
•	Securities Lending — The Investment Vehicles may lend their securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Investment Vehicles are entitled to payments in amounts equal to the interest, dividends, or other distributions payable in respect of the loaned securities, which affords the Investment Vehicles an opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. In connection with any such transaction, the Investment Vehicles receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit that will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Risks associated with lending securities include, but are not limited to, loan default, devaluation of collateral and insufficient earnings from the collateral to cover expenses associated with the loan.

(e) Derivative Instruments and Hedging Activities

The Master Portfolio may purchase or sell options and enter into swap agreements as part of a strategy to create investment exposure consistent with the Master Portfolio’s investment objectives. For the year ended March 31, 2011, the Master Portfolio had no direct derivative activity.

(f) Foreign Currency Translation

The books and records of the Master Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the rate of exchange as of the reporting date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Master Portfolio does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts. For the year ended March 31, 2011, the Master Portfolio had no foreign currency activity.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

(g) Investment Income

For investments in securities, including shares of mutual funds, dividend income is recorded on the ex-dividend date, net of withholding taxes (where applicable). Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts, respectively.

(h) Expenses

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Portfolio bears all expenses incurred in its business, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Portfolio; administrative expenses and fees, transfer agency expenses and fees, legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Portfolio’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of members; directors fees; all costs with respect to communications to members; transfer taxes, offshore withholding tax and taxes withheld on non-U.S. dividends; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a 12-month period or less from the date they are incurred.

The Investment Vehicles bear various expenses in connection with their operations similar to those incurred by the Master Portfolio. The Investment Vehicles are managed by various investment managers who generally assess asset-based fees to and receive performance-based fees from the Investment Vehicles, which effectively reduce the investment return of the Investment Vehicles. These expenses and fees of the Investment Vehicles that are paid by their investors may be significant and are in addition to those incurred by the Master Portfolio itself and will not have any impact on the expense ratios presented in the financial highlights of the Master Portfolio.

(i) Income Taxes

The Master Portfolio is organized and operated as a limited liability company and is treated as a partnership for federal income tax purposes, and therefore is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual members. Accordingly, no provision for income taxes has been made in the Master Portfolio’s financial statements. The Master Portfolio may serve as withholding agent for U.S. offshore withholding tax, for the offshore feeder fund.

The Managing Member has evaluated the tax positions expected to be taken in the course of preparing the Master Portfolio’s tax returns to determine whether the tax position will “more-likely-than-not” be sustained by the Master Portfolio upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Portfolio are recorded as a tax benefit or expense. For the year ended March 31, 2011, the Master Portfolio did not recognize any amounts for unrecognized tax benefits. A reconciliation of unrecognized tax benefits is not provided herein, as the beginning and ending amounts are zero, with no interim additions, reductions or settlements. Tax positions taken that remain open under the statute of limitations (generally three years for federal income tax purposes) will be subject to examination by tax authorities.

(j) Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results, including the ultimate amount realized upon the sale of investments valued at fair value, could differ from those estimates, and such differences may be material to the financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

(k) Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2010-06 to Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurements and Disclosures — Overall” (“ASU 2010-06”). ASU 2010-06 requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. (Refer to Note 3, Fair Value Measurements, below.) In addition, transfers between all levels must be disclosed, including the reasons for the transfers. Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 rollforward of activity is effective for interim and fiscal periods beginning after December 15, 2010. The Master Portfolio has adopted a policy of recognizing significant transfers between Levels at reporting period end. As of March 31, 2011, there were no significant transfers between Levels 1, 2, or 3 from the valuation input levels used on March 31, 2010.

(3) Fair Value Measurements

The inputs used to determine the fair value of the Master Portfolio’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets.
•	Level 2 — fair value of investments in Investment Vehicles that have the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date.
•	Level 3 — fair value of investments in Investment Vehicles that do not have the ability to redeem at net asset value within ninety days of the measurement date.

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

When determining the fair value of the Master Portfolio’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

The following is a summary categorization as of March 31, 2011, of the Master Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1	Level 2	Level 3
	Investment Securities	Investment Vehicles	Investment Vehicles	Total Investments
Investments
Credit Strategies
Distressed Debt	$—	$5,127,949	$—	$5,127,949
Long-Short Credit	10,861,856	20,542,855	23,722,811	55,127,522
Mortgage Related	—	—	17,233,926	17,233,926
Equity Strategies
Long-Short Asia	—	12,550,371	—	12,550,371
Long-Short Emerging	—	—	9,929,584	9,929,584
Long-Short Global	—	21,585,028	—	21,585,028
Long-Short Non-U.S.	—	—	19,804,799	19,804,799
Long-Short U.S.	—	71,456,445	14,912,001	86,368,446
Low Net Sector	—	5,311,807	—	5,311,807
Low Net U.S.	—	84,380,747	22,242,134	106,622,881
Fundamental Long Bias	15,422,960	—	—	15,422,960
Global Trading
Energy	—	—	23,178,256	23,178,256
Global Macro	—	17,659,176	—	17,659,176
Managed Futures	—	40,219,832	—	40,219,832
Multi-Strategy
Multi-Strategy	—	97,968,236	75,192,928	173,161,164
Special Situations
Environmental	—	—	30,454,857	30,454,857
Mortgage Related	—	—	874,049	874,049
Private Investments	—	—	1,196,416	1,196,416
Total Investments	$26,284,816	$376,802,446	$238,741,761	$641,829,023

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that some of the underlying investments held by the Investment Vehicles included in Level 3, if owned directly by the Master Portfolio, might be classified as Level 1 investments.

For each Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, liquidity, and security type. For investments in private investment companies and direct private investments, additional data regarding the operations and financial conditions of the investment, including monthly financial reports, are considered. In the case of investments having lock-ups or suspension of withdrawal rights under certain circumstances, additional consideration is given to these restrictions in the determination of fair value.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investment Vehicles
	Balance as of March 31, 2010	Net Purchases (Sales)	Transfers In/Out	Net Realized Gains (Losses)	Change in Unrealized Appreciation/ Depreciation	Balance as of March 31, 2011
Investment Vehicles
Credit Strategies
Long-Short Credit	$41,082,670	$(25,534,776)	$1,735,166	$6,118,644	$321,107	$23,722,811
Mortgage Related	13,535,883	2,034,400	—	1,417,215	246,428	17,233,926
Equity Strategies
Long-Short Emerging	—	6,260	10,516,010	—	(592,686)	9,929,584
Long-Short Global	21,254,836	—	(21,585,028)	—	330,192	—
Long-Short Sector	23,676,315	(23,943,950)	—	1,470,017	(1,202,382)	—
Long-Short Non-U.S.	18,811,955	—	—	—	992,844	19,804,799
Long-Short U.S.	21,612,413	(7,726,424)	—	1,966,253	(940,241)	14,912,001
Low Net U.S.	87,883,408	10,000,000	(70,895,167)	(1,128,341)	(3,617,766)	22,242,134
Low Net Sector	5,363,101	—	(5,311,807)	—	(51,294)	—
Global Trading
Energy	19,732,388	—	—	—	3,445,868	23,178,256
Multi-Strategy
Multi-Strategy	74,343,516	(1,903,078)	—	313,057	2,439,433	75,192,928
Special Situations
Environmental	34,789,331	750,000	—	—	(5,084,474)	30,454,857
Mortgage Related	1,087,370	(250,000)	—	29,008	7,671	874,049
Private Investments	1,824,539	(340,853)	—	(329,737)	42,467	1,196,416
Reinsurance	30,689,379	(28,896,734)	—	2,366,476	(4,159,121)	—
Total Investment Vehicles	$395,687,104	$(75,805,155)	$(85,540,826)	$12,222,592	$(7,821,954)	$238,741,761

The net realized gains (losses) and change in unrealized appreciation/depreciation in the table above are reflected in the accompanying Statement of Operations.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

The Master Portfolio is permitted to measure the fair value of alternative investment entities that do not have a readily determinable fair value, based on the net asset value per share (the “NAV”), or its equivalent such as ownership interest in partners’ capital or members’ capital of the investment as of the reporting date as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Portfolio as of the valuation date. In using the NAV as a practical expedient, certain attributes of the investment that may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include, but are not limited to, restrictions on the investor’s ability to withdraw its capital at the measurement date, any withdrawal fees, any unfunded commitments, and the investment strategies of the investees. The Master Portfolio has invested in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as a practical expedient. A listing of such investments held by the Master Portfolio and their attributes as of March 31, 2011, are shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000's)	Unfunded Commitments (in 000's)	Remaining Life	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Credit Strategies(a)	Long and short positions in fixed income and other debt securities of both U.S. and non-U.S. issuers.	$66,628	$—	N/A	Quarterly – Annual	45 – 90 days	0 – 1 year; 5% – 25% limits on soft locks
Equity Strategies(b)	Long and short positions in common stocks, preferred stocks and convertible securities issued by U.S. companies.	262,173	—	N/A	Monthly – Annual	30 – 90 days	0 – 1 year; 3 year rolling lock; up to 5% redemption fee
Global Trading(c)	Publicly traded equity securities issued by non-U.S. companies.	81,057	—	N/A	Daily – Monthly	3 – 90 days	0 – 2 years
Multi-Strategy(d)	Seek to deliver consistently positive returns, regardless of the directional movement of markets, through the use of multiple strategies to smooth returns and reduce volatility.	173,161	—	N/A	Quarterly – Semi-Annual	45 – 90 days	0 – 3 years; maximum withdrawal per quarter up to 6.25%
Special Situations(e)	Seek to profit from changes in the prices of securities of companies facing major corporate events, such as mergers, acquisitions, restructurings, spin-offs and significant litigation.	32,525	2,250	N/A	Quarterly – Annual	70 – 90 days	0 – 5 years; approximately 3% is illiquid
		$615,544	$2,250

*	The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Vehicles may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. Certain Investment Vehicles may impose further restrictions on redemptions, commonly referred to as gates and lock-up periods. These restrictions may cause the Investment Vehicle to become less liquid, i.e. moving from a 90 day or less redemption period to greater than 90 days.

For each of the categories below (except where noted), the fair value of the Investment Vehicles has been estimated using the net asset value of the Investment Vehicles.

(a)	This category includes Investment Vehicles that invest primarily in fixed income securities including bonds, notes and debentures issued by U.S. and non-U.S. corporations, debt securities, municipal securities, mortgage-backed securities and asset backed securities.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

(b)	This category includes Investment Vehicles that invest primarily in publicly-traded equity securities issued by U.S. companies. These securities will typically trade on one of the major U.S. stock exchanges. Investment Vehicles in this category may include long/short funds.
(c)	This category includes Investment Vehicles that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation. Investment Vehicles in this category may include long/short funds.
(d)	This category includes Investment Vehicles that invest across a range of strategies including but not limited to relative value strategies, merger arbitrage, high yield/distressed securities and other special situations.
(e)	This category includes Investment Vehicles that typically include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include merger or risk arbitrage investments (securities of companies that announce acquisition offers) and distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). This category may also include Investment Vehicles invested in certain non-security financial assets.

(4) Members’ Capital Accounts

(a) Issuance of Interests

Upon receipt from eligible investors of initial or additional capital contributions to purchase interests in the Master Portfolio (“Interests”), which contributions are generally accepted as of the first day of each month, the Master Portfolio issues new Interests. The required minimum initial and additional capital contribution amounts are $100,000 and $50,000, respectively, and all issuances are subject to the receipt of payment in the full amount of the subscription no later than at the close of business on the third business day prior to the applicable subscription date. Interests have not been registered under the Securities Act, or the securities laws of any state. The Master Portfolio issues Interests only in private placement transactions in accordance with Regulation D (or other applicable exemptions under the Securities Act) and similar provisions under state securities laws. No public market exists for Interests, and none is expected to develop. The Master Portfolio is not required, and does not intend, to hold annual meetings of its members. Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Portfolio’s limited liability company agreement. The Master Portfolio reserves the right to reject any applications for subscriptions of Interests.

The $1,250,003 in Contributions received in advance as of March 31, 2011 represents subscriptions for Interests received prior to the April 1, 2011 closing.

(b) Allocation of Profits and Losses

Net profits or net losses of the Master Portfolio are generally allocated among and credited to or debited against the capital accounts of all members as of the last day of each fiscal period in accordance with the members’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the assets of the Master Portfolio, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or losses are allocated after giving effect for any capital contributions, which generally are made at the beginning of the month, and before any withdrawals of capital.

(c) Repurchase of Interests

From time to time, members have been provided with the opportunity to have all or any portion of their Interests repurchased by the Master Portfolio pursuant to repurchase offers approved by the Board. Repurchase offers have been made on a semi-annual basis. However, no member has the right to require the Master Portfolio to repurchase its Interest. The Board, in its sole discretion, may elect to postpone, suspend or

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

terminate an offer to repurchase Interests. Under the procedures that govern repurchase offers by the Master Portfolio, there will be a substantial period of time between the date as of which members must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Master Portfolio.

(5) Investments in Portfolio Securities

(a) Investment Activity

As of March 31, 2011, the Master Portfolio’s investments were primarily in Investment Vehicles. The agreements related to investments in Investment Vehicles provide for compensation to the Investment Vehicles’ managers/managing members or advisers in the form of management fees ranging from 1% to 2.5% of net assets annually. In addition, Investment Vehicles typically also provide for performance-based incentive fees/allocations generally ranging from 10% to 20% of an Investment Vehicle’s net profits, although it is possible that such ranges may be exceeded for certain Investment Vehicles.

For the year ended March 31, 2011, the aggregate cost of purchases and proceeds from sales/withdrawals of investments were $94,236,421 and $183,391,442, respectively.

The cost of the Master Portfolio’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Portfolio from such investments. The allocated taxable income is generally reported to the Master Portfolio by its underlying investments on Schedule K-1, Forms 1099 or PFIC statements. The underlying investments generally do not provide the Master Portfolio with tax reporting information until well after year end and as a result, the Master Portfolio is unable to calculate the year end tax cost of its investments until after year end, when the Master Portfolio tax return is complete. The Master Portfolio’s book cost of investments as of March 31, 2011 was $592,183,297, resulting in accumulated net unrealized appreciation of $49,645,726 consisting of $75,500,459 in gross unrealized appreciation and $25,854,733 in gross unrealized depreciation.

(b) Investment Vehicle Liquidity

The Investment Vehicles in which the Master Portfolio invests are generally illiquid. The Master Portfolio may make investments in, or withdrawals from, the Investment Vehicles only at certain times specified in the governing documents of the Investment Vehicles. In addition, the Investment Vehicles may impose certain restrictions on withdrawals, such as lock-ups, gates, or suspension of withdrawal rights under certain circumstances, during which time the Master Portfolio may not withdraw all or part of its interest in an Investment Vehicle, or may withdraw only by paying a penalty (early redemption fee). If adverse market conditions were to develop during any period in which the Master Portfolio is unable to sell Investment Vehicle interests, the Master Portfolio might obtain a less favorable price than that which prevailed when it decided to buy or sell.

The Investment Vehicles in which the Master Portfolio invests have a greater amount of both market and liquidity risk than many other investments. These investments may trade, if at all, in a limited market and may not be able to be immediately liquidated by the Master Portfolio if needed. Values assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

The Master Portfolio’s investments in Investment Vehicles are categorized in three levels of liquidity, as determined by the Advisor. The categories and percent of total investments in each are as follows at March 31, 2011:

Liquidity Categories	Investments	Category Definition
Category 1 Funds	80.37%	Investment Vehicles that offer at least quarterly withdrawal rights and a lock up period of less than two years.
Category 2 Funds	10.35%	Investment Vehicles that offer at least quarterly withdrawal rights after a maximum two-year lock up period.
Category 3 Funds	5.18%	Investment Vehicles that (i) offer at least annual withdrawal rights after a lock up period of greater than two years or (ii) do not meet this definition or the definition of Categories 1 or 2.
	95.90%

Investments in mutual funds, which are considered liquid, represent the remaining 4.10% of total investments at March 31, 2011.

Some of the Investment Vehicles may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Vehicles that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Vehicles themselves. Should the Master Portfolio seek to liquidate its investment in an Investment Vehicle that maintains these side pockets, the Master Portfolio might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Master Portfolio is permitted to fully liquidate its interest in the Investment Vehicle, the value of its investment will fluctuate based on adjustments to the fair value of the side pocket as determined by the Investment Vehicle’s investment manager.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

(c) Investment Ownership

At March 31, 2011, the Master Portfolio held certain investments in which it owns more than 5% of the investments’ outstanding shares or capital. A listing of these investments (including activity for the year ended March 31, 2011) is shown below:

			For the Year Ended March 31, 2011
Investments	Shares 3/31/2011	Fair Value 3/31/2010	Cost of Purchases	Cost of Sales	Change in Appreciation/ Depreciation	Realized Gain/(Loss) on Investments	Fair Value 3/31/2011
Abbey Capital Macro Fund – Class A	155,080	$17,572,657	$—	$—	$86,519	$—	$17,659,176
Auer Growth Fund*	2,026,670	8,177,778	10,000,000	5,000,000	3,155,126	(909,944)	15,422,960
Axial Capital Institutional, LP		46,063,919	—	—	(4,473,230)	—	41,590,689
Durban Capital, LP		5,363,101	—	—	(51,294)	—	5,311,807
Halcyon Asset Backed Value Fund, LP		—	20,000,000	—	2,242,134	—	22,242,134
Lyrical Calhoun Partners, LP**		34,789,331	750,000	—	(5,084,474)	—	30,454,857
Magnetar Structured Credit Fund, LP		—	10,000,000	—	209,092	—	10,209,092
Marble Arch QP Partners, LP		16,621,932	—	—	1,368,559	—	17,990,491
P2 Capital II Fund, LP**		11,878,920	—	—	727,337	—	12,606,257
Sansar Capital Special Opportunity Fund, LP		10,516,010	6,260	—	(592,686)	—	9,929,584
Soundpost Capital, LP		25,197,557	—	10,000,000	(2,755,229)	(1,128,341)	11,313,987
Tricadia Distressed and Special Situations Fund, LP		13,535,883	2,719,598	10,685,198	37,336	1,417,215	7,024,834
		$189,717,088	$43,475,858	$25,685,198	$(5,130,810)	$(621,070)	$201,755,868

*	Investment deemed to be an affiliated person for purposes of Section 2(a)(3) of the 1940 Act, primarily because the Master Portfolio owns more than 5% of the investment’s outstanding shares.
**	Ownership by the Master Portfolio exceeds 25% of the Investment Vehicle’s capital.

(6) Related Party Transactions and Other Agreements

(a) Investment Advisory Agreement

The Adviser has entered into the Advisory Agreement with the Master Portfolio, effective June 30, 2009. The Advisory Agreement provides that the Adviser is responsible, subject to the supervision of the Board, for formulating a continuing investment program for the Master Portfolio. The Adviser is authorized to make all decisions regarding the Master Portfolio’s purchase and withdrawal of interests in Investment Vehicles.

The Master Portfolio does not pay the Adviser an investment management fee for services provided by the Adviser. However, the Adviser charges its family office clients a separate individualized fee for providing a variety of investment management services to them. The fee charged to the Adviser’s family office clients is not intended to cover the fees and expenses of the Adviser in providing investment management services to the Master Portfolio.

(b) Administration Agreement

In consideration for administration, accounting, and recordkeeping services, the Master Portfolio pays Citi Fund Services Ohio, Inc. (the “Administrator”) a monthly administration fee based on the month-end members’ capital of the Master Portfolio. The Master Portfolio is charged at the annual rates of 0.065% on the Master Portfolio members’ capital of up to $500 million, 0.055% on the Master Portfolio members’ capital between the amounts of $500 million and $1 billion and 0.045% on the Master Portfolio members’ capital over $1 billion. The fee is payable monthly in arrears and subject to a $567,000 annual minimum fee.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

The administration services fees are paid out of the Master Portfolio’s members’ capital, which decreases the net profits or increases the net losses of members in the Master Portfolio. The total administration fees incurred for the year ended March 31, 2011 were $577,306.

(c) Compensation of Directors

The Master Portfolio, Growth Capital Portfolio, LLC and Growth Capital TEI Portfolio, LLC together pay each of the Directors who is not an “interested person” of any of these companies, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $30,000 ($37,500 for the Board chairman), which is paid quarterly, a fee of $3,000 ($3,700 for the Board chairman and $3,500 for the Audit and Nominating Committee chairman) per regular Board meeting, a fee of $1,500 ($1,875 for the Board chairman) per off-cycle Board meeting, and a fee of $1,500 ($2,000 for the Audit and Nominating Committee chairman) per off-cycle Audit Committee meeting. The Master Portfolio, Growth Capital Portfolio, LLC and Growth Capital TEI Portfolio, LLC compensated the Directors $211,500 in meeting and retainer fees for the year ended March 31, 2011.

(7) Indebtedness of the Fund

The Master Portfolio may borrow money in connection with its investment activities, for temporary cash management purposes, to meet withdrawal requests, or for temporary or emergency purposes. The Master Portfolio generally intends to borrow money only in limited circumstances when attractive investment opportunities are available and sufficient cash or other liquid resources are not otherwise available. The Master Portfolio will repay any borrowing incurred using the first available funds, including proceeds from withdrawals from Investment Vehicles or proceeds from the offering of Interests, in order to minimize the interest expense and other borrowing costs. As of March 31, 2011, the Master Portfolio did not have a credit facility in place.

(8) Financial Highlights

Financial highlights are summarized as follows:

	Year ended March 31, 2011	Period ended March 31, 2010*
Net investment loss to average members’ capital(1)	(0.13)%	(0.29)%
Gross expenses to average members’ capital(1)	0.20%	0.37%
Net expenses to average members’ capital(1)	0.20%	0.37%
Portfolio turnover(2)	13.40%	8.85%
Total return(3)	1.83%	7.46%
Members’ capital, end of period (in 000’s)	$716,214	$739,206

A member’s total return and operating ratios may vary from those reflected based on the timing of capital transactions.

*	Master Portfolio commenced operations on July 1, 2009.
(1)	Average members’ capital is measured at the end of each month during the period. Ratios have been annualized for periods less than one year.
(2)	This ratio has not been annualized for periods less than one year.
(3)	Calculated as geometrically linked monthly returns for each month in the period. Total returns are not annualized for periods less than one year.

(9) Subsequent Events

The Master Portfolio accepts initial or additional applications for Interests generally as of the first day of the month. There were no investor subscriptions for Interests for May 1, 2011.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
March 31, 2011

Based on the members’ capital of the Master Portfolio, the Adviser recommended to the Board that a tender offer in an amount of up to $106,685,323 of the Master Portfolio’s members’ capital to those members who elect to tender their Interests prior to the April 21, 2011 expiration date of the June 30, 2011 tender offer. In response to the number of members electing to tender their Interests, the Board approved, at a Special Telephonic Meeting held on April 19 – 20, 2011, to increase the tender offer amount to an aggregate of $225,000,000 of Interests and extend the tender offer to May 5, 2011. A total of 321 requests were received and approximately $225,166,450 of Interests were elected to be tendered.

Management has evaluated events and transactions through the date these financial statements were issued for purposes of recognition or disclosure in these financial statements. Based on this evaluation, no adjustments were required to the financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Supplemental Information
March 31, 2011
(Unaudited)

Directors and Officers

The Master Portfolio’s operations are managed under the direction and oversight of the Board of Directors (the “Board” and each member a “Director”). Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Portfolio who are responsible for the Master Portfolio’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

The Directors and Officers of the Master Portfolio may also be directors or officers of some or all of the other registered investment companies managed by the Adviser or its affiliates (the “Portfolio Complex”). The address of the Directors and Officers is c/o GenSpring Family Offices, LLC, 3801 PGA Blvd, Suite 555, Palm Beach Gardens, FL 33410. The tables below show, for each Director and Officer, his or her full name, age, present position held with the Master Portfolio, the length of time served in that position, his or her principal occupations during the last five years, the number of portfolios in the Portfolio Complex overseen by the Director, and other directorships held by such Director.

DIRECTORS

Name and Age	Position with the Master Portfolio and Length of Time Served(2)	Principal Occupation(s) in the Past 5 Years	Number of Portfolios in Portfolio Complex(3) Overseen by Director	Other Directorships Held by Director
Interested Director
Jean Brunel(1) (61)	Director, since inception	Managing Principal, Brunel Associates, LLC	3	None.
Non-Interested Directors
Jeffrey M. Biggar (61)	Director and Chairman of the Board, since inception	Managing Director (November 2010 – present) Little Mountain Group, LLC; Chief Operating Officer (2008 – March 2010) Cedar Brook Financial Partners LLC; Retired (2006 – March 2008)	53	None.
George C. Guynn (67)	Director, since inception	Retired. President and Chief Executive Officer (1996 – October 2006) Federal Reserve Bank of Atlanta	53	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods, Inc.; Acuity Brands, Inc.
Sidney E. Harris (61)	Director, since inception	Professor (since 1997) and Dean (1997 – 2004) J. Mack Robinson College of Business, Georgia State University	53	Total System Services, Inc.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Supplemental Information, continued
March 31, 2011
(Unaudited)

Name and Age	Position with the Master Portfolio and Length of Time Served(2)	Principal Occupation(s) in the Past 5 Years	Number of Portfolios in Portfolio Complex(3) Overseen by Director	Other Directorships Held by Director
Joel Katzman(4) (57)	Director, since inception	Retired. Private consultant (since 2005); President and Chief Executive Officer of J.P. Morgan Alternative Asset Management, Inc. (1995 – 2005)	3	None

(1)	This person’s status as an “interested” director arises from his affiliation with the Adviser.
(2)	The term of office for a Director is indefinite, until he or she resigns, is removed or a successor is elected and qualified.
(3)	The Portfolio Complex consists of the Master Portfolio, the Growth Capital Portfolio, LLC, the Growth Capital TEI Portfolio, LLC and the RidgeWorth Funds.
(4)	Effective April 26, 2011, Mr. Katzman is no longer a director of the Portfolios.

OFFICERS WHO ARE NOT DIRECTORS

Name and Age	Position with Master Portfolio and Length of Time Served	Principal Occupation(s) in the Past 5 Years
Maria Elena (Mel) Lagomasino (61)	President and Chief Executive Officer (since inception)	Chief Executive Officer of the Adviser (since 2005); Prior to that, Chairman and CEO of JP Morgan Private Bank
Martin R. Dean (47)	Treasurer, Chief Financial Officer and Chief Accounting Officer (since inception)	Senior Vice President, Citi Fund Services
Bashir C. Asad (47)	Assistant Treasurer (since November 2010)	Senior Vice President, Citi Fund Services (since 2010); Vice President, Citi Fund Services (2007 to 2010); prior to that, Vice President of Finance, Central Benefits Mutual Insurance Company
V. Suzanne Carlisle (50)	Secretary (since August 2010)	Director of Operational Due Diligence of the Adviser (since 2007); prior to that, Independent Due Diligence Consultant
Daniel J. Igo (40)	Assistant Secretary (since August 2009)	Vice President, Citi Fund Services (since 2007); Legal Services Manager, Citi Fund Services (2004 to 2006)
Frederick J. Schmidt (51)	Chief Compliance Officer (since July 2010)	Director and Chief Compliance Officer, CCO Services, Citi Fund Services (2011 to present); Senior Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services (2004 to 2010)

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Supplemental Information, continued
March 31, 2011
(Unaudited)

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Portfolio as of March 31, 2011.

Asset Class(1)	Fair Value	%
Credit Strategies	$77,489,397	12.07
Equity Strategies	277,595,876	43.26
Global Trading	81,057,264	12.63
Multi-Strategy	173,161,164	26.98
Special Situations	32,525,322	5.06
	$641,829,023	100.00

(1)	The complete list of investments included in the following asset class categories are included in the Schedule of Investments of the Master Portfolio.

Form N-Q Filings

The Master Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Portfolio’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Portfolio’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-338-3559; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Portfolio voted proxies relating to portfolio securities during the period ended June 30 is available (i) without charge, upon request, by calling 1-800-338-3559; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Know more. GenSpring

Item 2. Code of Ethics.

(a)
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 12(a)(1).

(b)
During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The Registrant’s Board of Trustees has determined that no member of the Board’s audit committee qualifies as an audit committee financial expert (“ACFE”).
3(a)(2)  N/A
3(a)(3)  After evaluating the matter, it was determined that the collective business experience of the current members of the audit committee was adequate to exercise their oversight responsibilities and that it was not necessary to add a Director to the Board who qualifies as an ACFE.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	$ 15,000	$ 96,976
Audit-Related Fees	$ -	$ -
Tax Fees	$ -	$ -
All Other Fees	$ -	$ -

(e)(1)
The audit committee may delegate its authority to pre-approve audit and permissible non-audit services to one or more members of the committee. Any decision of such members to pre-approve services shall be presented to the full audit committee at its next regularly scheduled meeting.

(2)

Current Year	Previous Year
0%	0%

(f)   Not applicable.

(g)

Current Year	Previous Year
$0	$0

(h) Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)	Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.
(b)	Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

These policies are included as Exhibit 12(a)(4).

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

The day-to-day management of the Master Portfolio’s portfolio is the responsibility of Jean Brunel, Michael Murgio, Chris Battifarano, John Tassone, Ted Mayden, and Suzanne Carlisle.

Jean Brunel: Mr. Brunel was named Chairman of the Adviser’s Investment Committee (now renamed the Strategic Investment Advisory Committee) in January 2011. Mr. Brunel has served on this Committee for 12 years. He has also served on the Board of Directors of the Portfolio since its inception in July 2009.  With Mr. Brunel’s elevation to the role of Chairman of the Committee, he provides guidance over the portfolio construction and manager selection decisions of the Portfolio. He is no longer an independent director of the Portfolio, but is now an “Interested Director”, meaning he is a full-voting member of the Board, but is prohibited from being its Chairman or a member of either the Audit or Governance Committees.  Prior to assuming his new role with the Adviser, Mr. Brunel was the managing principal of Brunel Associates, a firm offering wealth management consulting services to ultra affluent individuals. He spent the bulk of his career in the investment management group of J.P. Morgan, where he worked in the U.S. and abroad from 1976 until his retirement in the spring of 1999. In 1990, he assumed the position of chief investment officer of J.P. Morgan’s global private bank. Prior to that, he had served in New York, Tokyo, Hong Kong, Singapore and Melbourne, in various investment and managerial capacities.   Mr. Brunel is the editor of the Journal of Wealth Management, published by Institutional Investor Journals and was a Trustee of the Research Foundation of the CFA Institute from 2004 - 2009. Further, he authored “Integrated Wealth Management: The New Direction for Portfolio Managers” (a book published in 2002 and in 2005 – Second Edition – by Euromoney Books) and a number of peer-reviewed articles. Mr. Brunel is the 2011 recipient of the C. Stewart Sheppard Award presented by the CFA Institute in recognition of outstanding contribution to continuing education in the CFA profession.  He is actively involved with Fondation France Unitiative, a charitable organization based in France.  Mr. Brunel is a graduate of Ecole des Hautes Etudes Commerciales in France, holds an MBA from the Kellogg Graduate School of Management at Northwestern University and holds the Chartered Financial Analyst designation.

Michael Murgio:  Mr. Murgio joined the Adviser in 2002 and was formerly a portfolio strategist for the firm.  Mr. Murgio leads the Adviser’s Investment Platform Group and is responsible for all of the firm’s macro research, baseline portfolio management, manager due diligence, and family investment vehicles. Prior to joining the Adviser, Michael spent three years performing equity research for SunTrust’s Robinson Humphrey Capital Markets Division in Atlanta, GA.  Mr. Murgio graduated magna cum laude with a finance degree from Florida State University, and has earned the CFA designation.  He is a member of the CFA Society of South Florida.

Chris Battifarano: Mr. Battifarano is a portfolio strategist.  Mr. Battifarano joined the Adviser in 2001 and is responsible for leading the Adviser’s due diligence effort with respect to traditional and hedge fund managers.  Mr. Battifarano is a voting member of the Adviser’s Selection Committee.  Prior to joining the Adviser, Mr. Battifarano was an equity research analyst with Ryan, Beck & Co.  Mr. Battifarano has earned both a BBA in finance and a MBA both from the University of Miami.  Mr. Battifarano has achieved both the CFA the Chartered Alternative Investment Analyst designations.  Mr. Battifarano has also passed FINRA Series 7 and Series 63 exams (currently inactive) as well the Florida Life Heath and Variable Annuities licensing requirements.

John Tassone: Mr. Tassone is Director of the Adviser’s Investment Operations & Administration.  In this role Mr. Tassone is responsible for managing the investment platform’s operations and administration functions across the firm.  In addition, Mr. Tassone is responsible for oversight of the Adviser’s Operational Due Diligence team.  Mr. Tassone is also a voting member of the Adviser’s Selection Committee.  Over his last 16 years in the investment management and financial services industry. Mr. Tassone has worked in many facets of the business, including mergers and acquisitions, investment banking, securities trading, broker-dealer operations, compliance, and tax and estate planning.  Prior to joining the Adviser, Mr. Tassone spent six years with Deutsche Bank Securities in New York City following his tenure at Rabobank International and Deloitte & Touche LLP.  Mr. Tassone is a graduate of Cornell University (B.A. Business Management) and earned an M.B.A. (Accounting) from Union University, magna cum laude, and his J.D. from Albany Law School.  He is currently a member of the bar in New York and Connecticut and holds a FINRA Series 65 license.

Ted Mayden: Mr. Mayden is a Partner at GenSpring Private Equity where he is responsible for the management of the GenSpring Private Equity Multi-Manager Fund and the GenSpring PE Direct Investment Fund.  This includes identification, due diligence, selection, and ongoing monitoring of investments for those private equity funds. Mr. Mayden is a Voting Member of the GenSpring PE Investment Committee and is also responsible for the ongoing management of the SunTrust Equity Partners (“STEP”) Legacy Portfolio.  Mr. Mayden’s primary industries of focus include Healthcare and Consumer Products.  Prior to joining the Adviser, Mr. Mayden spent several years with SunTrust serving as the Head of STEP, as well as head of SunTrust’s Equity Capital Markets, High Yield, and Municipal Capital Markets businesses.  Prior to that Mr. Mayden worked as an investment banker at Merrill Lynch and BT Alex Brown where he accumulated extensive transactional experience and assumed management responsibilities in Investment Banking, Financial Risk Management and Municipal Securities.  Mr. Mayden currently serves on the Advisory Board of AIG Altaris Healthcare Partners and previously served on Advisory Committees for Leeds Capital Partners and Massey Burch Venture Fund II.  Mr. Mayden earned his undergraduate degree at the University of Michigan, his law degree at Wayne State University, and his MBA at Columbia University.

Suzanne Carlisle: Ms. Carlisle is the Adviser’s Director of Operational Due Diligence.  Ms. Carlisle joined the Adviser in June 2007 with over 20 years of investment due diligence experience with a SEC registered investment adviser and broker-dealer.  Ms. Carlisle is a member of the Adviser’s Research Team and is responsible for conducting operational due diligence evaluations of third-party investment managers of traditional and alternative investments. Prior to joining the Adviser, Ms. Carlisle held several positions of progressive responsibility within a large, independent broker-dealer and SEC registered investment adviser.  In her most recent role as the Adviser’s Director of Research and Due Diligence, she leads a team of analysts, evaluating third-party investment managers and investment product sponsors in advance of consideration and approval by the Adviser. Ms. Carlisle attended the University of Florida and Florida Atlantic University, earning a B. S. in Business Administration, with a major in Finance.  Ms. Carlisle also holds a CFA certification and a Series 65 license, Florida Life, Health and Disability insurance licenses. Ms. Carlisle formerly held a FINRA Series 7, 24 and variable annuity licenses (currently inactive).

Management of Other Accounts.

The table below shows the number of other accounts managed by each portfolio manager of the Master Portfolio (other than the feeder funds that invest directly or indirectly substantially all of their assets in the Master Portfolio) and the approximate total assets in the accounts in each of the following categories: registered investment companies (other than the Master Portfolio and each of the feeder funds that invest directly or indirectly substantially all of their assets in the Master Portfolio), other pooled investment vehicles and other accounts.

	Other Registered Investment Companies Managed by the Portfolio Managers		Pooled Investment Vehicles Managed by the Portfolio Manager		Other Accounts Managed by the Portfolio Manager
Name of Portfolio’s Portfolio Manager	Number	Total Assets	Number	Total Assets (mm)	Number	Total Assets

Jean Brunel**	0	$0	0	$0	0	$0
Michael Murgio	0	$0	22	$282.0	0	$0
Chris Battifarano	0	$0	22	$282.0	0	$0
John Tassone	0	$0	22	$282.0	0	$0
Ted Mayden	0	$0	22	$282.0	0	$0
Suzanne Carlisle	0	$0	22	$282.0	0	$0
* The portfolio managers also manage the Tax-Exempt Portfolio and the Master Portfolio.
** Information is as of June 9, 2011.

Potential Conflicts of Interest in Managing Multiple Accounts.

The investment activities of the Adviser, the Investment Managers (i.e., the managers of the underlying investment vehicles held by the Master Portfolio) and their affiliates for their own accounts and other accounts they manage may give rise to conflicts of interest that may disadvantage the Master Portfolio (and each of the feeder funds that invest directly or indirectly substantially all of their assets in the Master Portfolio).  The Adviser, SunTrust and their affiliates and subsidiaries, are involved in a broad spectrum of financial services and asset management activities, and in the ordinary course of business may engage in activities in which their interests or the interests of their clients conflict with those of the Master Portfolio, (and each of the feeder funds that invest directly or indirectly substantially all of their assets in the Master Portfolio and their members).

The personnel of the Adviser and its affiliates provide advisory services to various other clients and funds that utilize an investment program that may be substantially similar to that of the Master Portfolio. Conflicts of interest may arise for the Adviser in connection with certain transactions involving investments in the same Investment Vehicles by the Master Portfolio and other funds sponsored or advised by the Adviser and its affiliates.

In the event a possible conflict of interest, the Adviser will employ methods, policies and procedures designed to provide a fair and equitable resolution to the affected parties (including with respect to allocation of investment opportunities among the Master Portfolio and other funds having an investment program that may be substantially similar to that of the Master Portfolio).

Adviser and Portfolio Manager Compensation Structure.

The Adviser is not to be paid any management fee or an incentive fee for its services under the Investment Advisory Agreement with respect to the Master Portfolio or the Investment Advisory Agreement with respect to each of the feeder funds that invest directly or indirectly substantially all of their assets in the Master Portfolio.  However, under the Adviser’s business arrangements with its family office clients, the Adviser charges its clients a separate individualized fee for providing a variety of services (some of which include investment management services).  The fee charged to the Adviser’s family office clients is not intended to cover the fees and expenses of the Adviser in providing investment management services to the Master Portfolio or each of the feeder funds that invest directly or indirectly substantially all of their assets in the Master Portfolio.

Securities Ownership of Portfolio Managers.

The table below shows the range of equity securities beneficially owned by each portfolio manager in the Master Portfolio as of March 31, 2011.

Portfolio Manager	Range of Securities Owned ($)
Jean Brunel*	None
Michael Murgio	None
Chris Battifarano	None
John Tassone	None
Ted Mayden	None
Suzanne Carlisle	None

* Information is as of June 9, 2011.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchases as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1, 2010 through April 30, 2010	$-	N/A	N/A	N/A
May 1, 2010 through May 31, 2010	$-	N/A	N/A	N/A
June 1, 2010 through June 30, 2010	$-	N/A	N/A	N/A
July 1, 2010 through July 31, 2010	$56,386,277	N/A	N/A	N/A
August 1, 2010 through August 31, 2010	$-	N/A	N/A	N/A
September 1, 2010 through September 30, 2010	$-	N/A	N/A	N/A
October 1, 2010 through October 31, 2010	$-	N/A	N/A	N/A
November 1, 2010 through November 30, 2010	$-	N/A	N/A	N/A
December 1, 2010 through December 31, 2010	$57,172,500	N/A	N/A	N/A
January 1, 2011 through January 31, 2011	$30,058,043	N/A	N/A	N/A
February 1, 2011 through February 28, 2011	$-	N/A	N/A	N/A
March 1, 2011 through March 31, 2011	$-	N/A	N/A	N/A
Total	$143,616,820

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics that is subject to Item 2 is attached hereto.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)	Not applicable
(a)(4)	Proxy voting policies and procedures pursuant to Item 7 are attached hereto.
(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Growth Capital Portfolio, LLC

By (Signature and Title)*                   /s/ Martin R. Dean
Martin R. Dean, Treasurer

Date      July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ Maria Elena Lagomasino
Maria Elena Lagomasino, President

Date      July 25, 2011

By (Signature and Title)*                 /s/ Martin R. Dean
Martin R. Dean, Treasurer

Date      July 25, 2011

* Print the name and title of each signing officer under his or her signature.